Other Current Assets - Disclosure of Other Current Assets (Detail) - AUD ($)		Jun. 30, 2026	Jun. 30, 2025
Prepaid expenses and other current assets [line Items]
Prepayments	[1]	$ 2,118,663	$ 8,521,495
Security deposit		10,820	12,639
Accrued income		213,223	992,130
Other current assets		$ 2,342,706	$ 9,526,264

[1]	Prepayments are largely in relation to the prepaid insurance and deposits paid to organizations involved in the clinical trials.